Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended		3 Months Ended												12 Months Ended
	Jan. 31, 2025 USD ($)	Mar. 06, 2025 USD ($) shares	Feb. 28, 2025 USD ($) item $ / shares	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Subsequent Events
Shares repurchased | shares																661,103	1,131,040	466,955
Value of shares repurchased																$ 53,890	$ 70,610	$ 28,553
Dividend declared (in US$ per share) | $ / shares				$ 0.85	$ 0.8	$ 0.8	$ 0.8	$ 0.8	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 3.25	$ 3.05	$ 3
Syndicated $450.0 mil. Facility
Subsequent Events
Credit facility				$ 450,000			$ 450,000									$ 450,000
Subsequent Events
Subsequent Events
Shares repurchased | shares		318,306
Value of shares repurchased		$ 25,600
Subsequent Events | Syndicated 850.0 million facility
Subsequent Events
Credit facility			$ 850,000
Number of vessels under construction | item			14
Subsequent Events | Syndicated $450.0 mil. Facility
Subsequent Events
Credit facility	$ 450,000
Amount drawn from facility	$ 44,000
Subsequent Events | O 2025 Q1 Dividends
Subsequent Events
Date of dividend declared			2025-02
Dividend declared (in US$ per share) | $ / shares			$ 0.85
Date of dividend payable			Mar. 05, 2025
Date of dividend payable recorded			Feb. 24, 2025